Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 10 – RELATED PARTY TRANSACTIONS

Executive chairman agreement

As part of an executive chairman agreement, a director provided services to the Company. This agreement was amended on April 1, 2015. Under the terms of this amendment, the director received $37,500 in equity instruments issued quarterly in arrears as compensation. Effective April 1, 2016, the director agreed to suspend any additional equity compensation, until otherwise agreed by the Company. Effective August 12, 2016, the Company accepted the request for a leave of absence and resignation by the director as Executive Chairman and member of the Board of Directors.

The Company incurred $0 and $37,500 in stock based compensation to this director during the three and nine-months ended September 30, 2016, respectively.

The Company incurred $37,500 and $130,385 in stock based compensation to this director during the three and nine-months ended September 30, 2015, respectively, and $0 and $9,230 in consulting fees to the director during the three and nine-months ended September 30, 2015.

Amounts payable to this director was $293,546 as of September 30, 2016 and December 31, 2015.

NOTE 11 – RELATED PARTY TRANSACTIONS

Executive chairman agreement

As part of an executive chairman agreement, a director provided services to the Company. The Company incurred $240,000, in consulting fees to this director for the year ended December 31, 2014.

This agreement was amended on April 1, 2015. Under the terms of this amendment, this director receives $37,500 in equity instruments issued quarterly in arrears as compensation. During the year ended December 31, 2015, the director incurred $177,115 in consulting fees of which $9,231 was settled in cash with $167,884 being settled in options to purchase 851,963 shares of Company stock.

Amounts payable to this director was $293,546 as of December 31, 2015 and 2014.